Nature of Business and Summary of Significant Accounting Policies, Property and Equipment (Q2) (Details)	6 Months Ended
Jun. 30, 2019
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life	5 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life	7 years
Equipment [Member]
Property, Plant and Equipment [Line Items]
Useful life	7 years